Fair Value Measurements	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements	FAIR VALUE MEASUREMENTS
ASC 820, “
Fair Value Measurements and Disclosures”
, provides the framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
The three levels of the fair value hierarchy under the accounting standard are described as follows:

•	Level 1	Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access.

•	Level 2	Inputs to the valuation methodology include:

•  quoted prices for similar assets or liabilities in active markets;

•  quoted prices for identical or similar assets or liabilities in inactive markets;

•  inputs other than quoted prices that are observable for the asset or liability;

•  inputs that are derived principally from or corroborated by observable market data by correlation or other means.

If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.
•	Level 3	Inputs to the valuation methodology are unobservable and significant to the fairvalue measurement.
The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs. The carrying amounts of financial instruments including cash, accounts receivable, accounts payable, accrued liabilities, due to sellers and short-term borrowings approximate fair value due to the short maturities of such instruments. The fair value of the Company’s debt using Level 2 inputs was approximately $945.0 million and $474.0 million as of December 31, 2021 and December 31, 2020, respectively.
The following is a description of the valuation methodology used for liabilities measured at fair value.
Contingent Consideration
: Consideration is earned by the sellers of two of the Company’s historical acquisitions based on the Company completing acquisitions of various targets specified at the time that business was acquired. The consideration is valued at fair value applying a Scenario Based method.
On August 11, 2021, the Company issued 2,720,966 shares of Class A common stock (the “escrowed shares”) to the escrow agent, on behalf of the seller, as part of the consideration in connection with an acquisition. The amount of shares was based on a $30.0 million purchase price divided by the average share price of the Company during the twenty consecutive trading days preceding the closing date of the transaction. The shares were deposited in escrow and will be released to the seller upon the satisfaction of certain performance metrics in 2022 and 2023. The final number of escrowed shares will be calculated by multiplying the initial share amount by an earned share percentage ranging from 0% to 100% in accordance with the purchase agreement and subtracting any forfeited indemnity shares. The fair value of this contingent consideration is determined using a Monte-Carlo simulation model. These inputs are used to calculate the pay-off
amount per the agreement which is then discounted to present value using the risk-free rate and the Company’s cost of debt.
The preceding methods described may produce fair value calculations that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
There was a decrease of $11.7 million in the fair value of the contingent consideration during the year ended December 31, 2021, recorded in transaction costs and other in the consolidated statement of operations.
Embedded Derivative
: In calculating the valuation of the embedded derivative, the Company considered the present value of the cash flows over the term of the debt agreement as impacted by (1) the probability of a debt issuance or a change in control event occurring that would trigger a prepayment penalty to the lender, (2) the market interest rate of the debt agreement without the embedded derivative, and (3) the interest rate premium associated with the embedded derivative. The embedded derivative was entered into on June 1, 2020 in connection with embedded features attached to Term Loan 2 and subsequently derecognized on November 23, 2020 when the Company refinanced its debt. The recurring Level 3 fair value measurements of the embedded derivative liability included the following significant unobservable inputs as of June 1, 2020 and September 30, 2020:

Range as of
Unobservable Input	June 1, 2020	November 23, 2020
Probability of change of control	90%	N/A
Probability of issuance of debt	5%	100%
Expected date of event	Fourth Quarter 2020	Fourth Quarter 2020
Discount rate	39%	35%
The change in fair value of the embedded derivative of $12.8 million was recorded during the year ended December 31, 2021, and was included within change in fair value of embedded derivative. As noted in Note 9,
“Long-Term Debt”
, the embedded derivative was derecognized as a result of the refinancing that took place on November 23, 2020.
Warrant Liabilities:
As of June 3, 2021, the Closing Date of the Business Combination, and December 31, 2021, there were 23.0 million Public Warrants and 10.53 million Private Placement Warrants outstanding. The Company classifies its Public Warrants and Private Placement Warrants as liabilities in accordance with ASC 815, “
Derivatives and Hedges”
, and measures them at fair value on a recurring basis. The Company’s valuation of the warrant liabilities utilized a binomial lattice in a risk-neutral framework (a special case of the Income Approach). The fair value of the Public Warrants and Private Placement Warrants utilized Level 1 and 3 inputs, respectively. The Private Placement Warrants are based on the significant inputs not observable in the market as of June 3, 2021 and December 31, 2021.
The preceding methods described may produce fair value calculations that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
The following table provides quantitative information regarding the Level 3 inputs used for the fair value measurements of the warrant liabilities:

	As of
Unobservable Input	June 3, 2021	December 31, 2021
Exercise price	$11.50	$11.50
Stock price	$14.75	$8.91
Term (years)	5.0	4.4
Volatility	37.1%	N/A
Risk free interest rate	0.8%	1.2%
Dividend yield	None	None
Public warrant price	$4.85	$2.39
The following table sets forth by level, within the fair value hierarchy, the Company’s liabilities measured at fair value on a recurring basis as of December 31, 2021:

(in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Items (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities measured at fair value on a recurring basis:
Contingent consideration	$38,423	$—	$—	$38,423
Public Warrant Liabilities	54,970	54,970	—	—
Private Placement Warrant Liabilities	25,174	—	—	25,174

Total liabilities measured at fair value	$118,567	$54,970	$—	$63,597

There was a decrease of $56.6 million in the fair value of the Public Warrant Liabilities during the year ended December 31, 2021, and a decrease of $26.3 million in the fair value of the Private Placement Warrant Liabilities during the year ended December 31, 2021. The change in fair value of the warrant liabilities is recorded within the Change in fair value of warrant liabilities caption.
The following table sets forth by level, within the fair value hierarchy, the Company’s liabilities measured at fair value on a recurring basis as of December 31, 2020:

(in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Items (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities measured at fair value on a recurring basis:
Contingent consideration	$5,172	$—	$—	$5,172

Total liabilities measured at fair value	$5,172	$—	$—	$5,172

Activity of the assets and liabilities measured at fair value was as follows:

	Years Ended December 31,
	2021	2020	2019
Opening balance as at January 1,	$5,172	$23,429	$20,584
Embedded derivative recognized under Term Loan 2	—	51,328	—
Change in fair value of embedded derivative	—	12,764	—
Embedded derivative derecognized due to extinguishment of Term Loan 2	—	(64,092)	—
Change in fair value of contingent consideration	(11,680)	65	2,845
Contingent consideration recognized due to acquisitions	47,900	2,695	—
Warrants acquired in the Business Combination	163,058	—	—
Change in fair value of warrants	(82,914)	—	—
Contingent consideration reclassified to due to seller	(756)	(16,059)	—
Contingent consideration settled through equity	—	(1,958)	—
Contingent consideration payments	(2,213)	(3,000)	—

Closing balance as of December 31,	$118,567	$5,172	$23,429